Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2020	Mar. 31, 2019	[1]	Mar. 31, 2019		Mar. 31, 2018
Cash flows from operating activities:
Net profit for the year	¥ 44,290			¥ 135,080	[2],[3],[4]			¥ 186,708
Depreciation and amortization	583,649			247,691				182,127
Impairment losses	101,882			10,120				13,544
Equity-settled share-based compensation	29,122			20,084				18,610
Gain on sales and disposal of property, plant and equipment	(990)			(45,220)				(434)
Gain on divestment of business and subsidiaries	(16,755)			(82,975)				(134,100)
Loss (gain) on liquidation of foreign operations	399			(2,669)				41,465
Change in fair value of contingent consideration liabilities	(18,387)			(5,966)				10,523
Finance (income) and expenses, net	137,175			66,446				(7,615)
Share of loss of investments accounted for using the equity method	23,987			43,627				32,199
Income tax expenses (benefit)	(105,044)			(7,468)				30,497
Changes in assets and liabilities:
Increase in trade and other receivables	(34,826)			(13,382)				(647)
Decrease in inventories	137,492			50,717				13,719
Increase (decrease) in trade and other payables	(29,932)			(16,413)				6,862
Increase (decrease) in provisions	21,938			47,063				(6,530)
Other, net	22,520			(73,347)				20,809
Cash generated from operations	896,520			373,388				407,737
Income taxes paid	(234,612)			(51,536)				(54,874)
Tax refunds and interest on tax refunds received	7,844			6,627				24,991
Net cash from operating activities	669,752			328,479				377,854
Cash flows from investing activities:
Interest received	11,487			6,305				2,412
Dividends received	1,382			2,739				7,699
Acquisition of property, plant and equipment	(127,082)			(77,677)				(67,005)
Proceeds from sales of property, plant and equipment	12,578			50,717				2,965
Acquisition of intangible assets	(90,628)			(56,437)				(61,257)
Acquisition of investments	(7,551)			(17,099)				(16,883)
Proceeds from sales and redemption of investments	49,402			65,035				40,743
Acquisition of business, net of cash and cash equivalents acquired	(4,890)			(2,958,686)				(28,328)
Proceeds from sales of business, net of cash and cash equivalents divested	461,546			85,131				85,080
Payments into restricted deposits	0			0				(71,774)
Proceeds from withdrawal of restricted deposits	0			71,844				0
Other, net	(14,125)			(7,570)				13,006
Net cash from (used in) investing activities	292,119			(2,835,698)				(93,342)
Cash flows from financing activities:
Net increase (decrease) in short-term loans and commercial papers	(351,223)		¥ (351,223)	367,319		¥ 367,319		(403,931)
Proceeds from issuance of bonds and long-term loans	496,190			2,795,926				393,453
Repayments of bonds and long-term loans	(701,057)			0				(140,000)
Acquisition of treasury shares	(3,737)			(1,172)				(18,756)
Interest paid	(127,211)		(11,834)	(34,914)		(4,643)		(8,365)
Dividends paid	(282,582)			(142,952)				(141,893)
Acquisition of non-controlling interests	(1,700)			(2,392)				0
Repayments of lease liabilities (2019: Repayments of obligations under finance lease)	(30,000)			(1,741)				(2,658)
Facility fees paid for loan agreements	0			(19,507)				0
Other, net	(3,893)			(14,330)				(4,076)
Net cash from (used in) financing activities	(1,005,213)			2,946,237				(326,226)
Net increase (decrease) in cash and cash equivalents	(43,342)			439,018				(41,714)
Cash and cash equivalents at the beginning of the year	702,093	[1],[5]		294,522				319,455
Cash and cash equivalents reclassified back from assets held for sale	629	[1]		451				21,797
Cash and cash equivalents at the beginning of the year	702,722	[1]		294,973				341,252
Effects of exchange rate changes on cash and cash equivalents	(21,766)			(31,269)				(4,565)
Cash and cash equivalents at the end of the year	637,614		637,614	702,722		702,722	[1]	294,973	[1]
Cash and cash equivalents reclassified to assets held for sale	0		0	629		629	[1]	451	[1]
Cash and cash equivalents at the end of the year	¥ 637,614		¥ 637,614	¥ 702,093	[5]	¥ 702,093	[1],[5]	¥ 294,522	[1]

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[5]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.